Subsequent Events (Details) (USD $)	1 Months Ended				6 Months Ended		1 Months Ended	6 Months Ended	7 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended														6 Months Ended	7 Months Ended
	Jun. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Equity Offering [Member]	Jun. 30, 2013 Equity Offering [Member]	Jul. 31, 2013 Equity Offering [Member]	Aug. 07, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Contingent On Merger Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Superior Proposal Termination Contingency [Member]	Jul. 31, 2013 Subsequent Event [Member] Transaction Event Termination Contingency [Member]	Jul. 31, 2013 Subsequent Event [Member] Theraclone [Member] Contingent On Merger Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene [Member] Contingent On Merger Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene [Member] Maximum [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member] Lock-up Scenario One [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member] Lock-up Scenario Two [Member]	Jul. 31, 2013 Subsequent Event [Member] Post-Closing Lock-up Agreements [Member] Lock-up Scenario Three [Member]	Jul. 31, 2013 Subsequent Event [Member] Theraclone Voting Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] PharmAthene Voting Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Offering [Member]	Jun. 30, 2013 Subsequent Event [Member] Equity Offering [Member]	Jul. 31, 2013 Subsequent Event [Member] Equity Offering [Member]
Subsequent Event [Line Items]
Percentage of merger consideration issuable to the stockholders											5.00%						5.00%
Number of shares sold	1,857,143	4,945,000	2,785,714	1,666,668				2,777,336				1,105,837															2,777,336
Amount remaining available under controlled equity offering arrangement								$ 10,400,000		$ 8,600,000																	$ 10,400,000
Proceeds from issuance of common stock, net of issuance costs	5,100,000				3,810,403	38,983	500,000		4,200,000	1,700,000																500,000		4,200,000
Percentage of interests in fully dilutive equity following the consumation of the merger													50.00%
Break up fee														3,500,000	4,500,000
Aggregate amount of contingent indemnification claims, minimum																	1,000,000
Percentage of outstanding shares owned																									7.50%
Stockholders aggregate approximate percentage of outstanding shares																								75.00%
Stockholders' aggregate approximate percentage of outstanding shares held in Theraclone																				75.00%
Merger agreement, percentage of board approval to remove CEO											66.66%
Preferred stock, conversion basis																								1:1
Minimum percentage of outstanding shares owned of Theraclone's capital stock																				5.00%
Stock acquired percentage allowablefor sale																					33.00%	66.00%	100.00%
Maximum exercise of appraisal rights percentage allowed of PharmAthene's stockholders, completion of merger condition											5.00%
Merger agreement outside termination date extension											60 days
Maximum period of time after substantive decision rendered board may deem merger unequal											20 days
Committed capital, completion of merger condition											8,000,000
Merger agreement, not to exceed amount for reimbursement of expenses to Theraclone.																			$ 1,000,000
Threshold price per share qualifying as fully diluted equity											$ 2.50
Number of members on board of directors													9			4		5
Threshold percentage of capital stock held													5.00%
Threshold period of time required to remove CEO											30 days